Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

13. Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500 (in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$3,730,040	$3,453,545
Deemed distributions of participant loans	(3,956)	(3,636)
Net assets available for benefits per Form 5500	$3,726,084	$3,449,909

The following is a reconciliation of total deductions per the financial statements for the year ended December 31, 2025, to Form 5500 (in thousands):

2025
Total deductions per the financial statements	$321,772
Add: deemed distributions of participant loans at December 31, 2025	3,956
Less: deemed distributions of participant loans at December 31, 2024	(3,636)
Total deductions per Form 5500	$322,092